NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
NET REVENUES
Schedule of Net Revenues

The components of net revenues for the years ended December 31, 2021, 2022 and 2023, are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Portfolio training services	151,433,831	153,136,274	166,448,699
Research-based learning services	5,977,438	3,721,829	6,512,650
Overseas study counselling services	23,623,998	24,974,973	28,993,831
Other educational services	21,174,198	24,657,609	19,663,788
K-12 education assessment and other services	—	330,189	—
Net Revenues	202,209,465	206,820,874	221,618,968

Schedule of Changes in Deferred Revenue

	Fiscal year ended December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the period	202,453,092	219,717,574
Cash received in advance, net of VAT	223,388,868	261,312,149
Acquisition of Youru and subsequent movement	1,534,529	(1,336,197)
Revenue recognized from opening balance of deferred revenue	(113,271,035)	(122,951,789)
Revenue recognized from deferred revenue arising during the year	(88,928,077)	(102,430,097)
Disposal of equity interests in subsidiaries for deconsolidation	(1,609,644)	—
Change of refund liabilities	(3,850,159)	(2,165,691)
Balance at the end of the period	219,717,574	252,145,949